Related Party Transactions - Additional Information (Details) - CNY (¥)	1 Months Ended		12 Months Ended
	May 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Related party balance			¥ 0	¥ 0
Number of shares surrendered and cancelled	60,540
Shares surrendered and cancelled, consideration value	¥ 0
Ordinary Shares
Disclosure of transactions between related parties [line items]
Repurchase of ordinary shares		20,765		20,765